Reduction in Workforce (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Schedule of Amount Expected to be Incurred and Liability Related to Restructuring	The following table shows the total amount expected to be incurred and the liability related to the 2019 restructuring as of June 30, 2020:

One-time Employee Termination Benefits
(In thousands)
Accrued restructuring costs as of December 31, 2019	$516
Restructuring charges incurred during the year	112
Amounts paid during the year	(628)

Accrued restructuring costs as of June 30, 2020	$—

The following table shows the total amount expected to be incurred and the liability related to the 2019 restructuring as of December 31, 2019:

One-time Employee Termination Benefits
(In thousands)
Accrued restructuring costs beginning balance	$—
Restructuring charges incurred during the year	582
Amounts paid during the year	(66)

Accrued restructuring costs as of December 31, 2019	$516

Schedule of Restructuring Charges Reported in Consolidated Statements of Operations and Comprehensive Loss	The following table summarizes the restructuring charges reported in the consolidated statements of operations and comprehensive loss for the six months ended June 30, 2020:

	Cash	Non-cash	Total Expenses
	(In thousands)
Research and development	$112	$—	$112
General and administrative	—	—	—

Total	$112	$—	$112

The following table summarizes the restructuring charges reported in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2019:

	Cash	Non-cash	Total Expenses
	(In thousands)
Research and development	$306	$—	$306
General and administrative	276	—	276

Total	$582	$—	$582